CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class A Common Stock Common Stock	Class A Common Stock Not Subject to Redemption Common Stock	Class A Common Stock Not Subject to Redemption	Class B Common Stock Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Nov. 11, 2020					$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 11, 2020					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units, net of underwriting discounts (in shares)									4,125,000
Net income (loss)					$ 0		0	(18,950)	$ (18,950)
Balance at the end at Dec. 31, 2020	[1],[2]				$ 791		24,209	(18,950)	6,050
Balance at the end (in shares) at Dec. 31, 2020	[1],[2],[3]				7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 31,625,000 Units, net of underwriter discount and offering costs		$ 3,163					285,381,838	0	285,385,001
Sale of Units, net of underwriting discounts (in shares)			31,625,000	31,625,000	0	[3]
Common stock subject to possible redemption		$ (3,163)					(285,406,047)	(30,857,107)	(316,266,317)
Common stock subject to possible redemption (in shares)			(31,625,000)
Net income (loss)							0	1,703,990	1,703,990
Balance at the end at Jun. 30, 2021					$ 791		0	(29,172,067)	(29,171,276)
Balance at the end (in shares) at Jun. 30, 2021	[3]				7,906,250
Balance at the beginning at Dec. 31, 2020	[1],[2]				$ 791		24,209	(18,950)	6,050
Balance at the beginning (in shares) at Dec. 31, 2020	[1],[2],[3]				7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)									(2,896,263)
Balance at the end at Sep. 30, 2021					$ 791		0	(33,776,390)	(33,775,599)
Balance at the end (in shares) at Sep. 30, 2021		0			7,906,250	[3]
Balance at the beginning at Jun. 30, 2021					$ 791		0	(29,172,067)	(29,171,276)
Balance at the beginning (in shares) at Jun. 30, 2021	[3]				7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption							0	(4,070)	(4,070)
Net income (loss)							0	(4,600,253)	(4,600,253)
Balance at the end at Sep. 30, 2021					$ 791		$ 0	$ (33,776,390)	$ (33,775,599)
Balance at the end (in shares) at Sep. 30, 2021		0			7,906,250	[3]

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.